Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Schedule of change in the presentation currency

The change in the presentation currency resulted in the following impact on the consolidated statement of financial position.

	Previously reported in CA$ December 31, 2023	Presentation currency change	Reported in US$ December 31, 2023
	$	$	$
Total assets	31,446	(7,701)	23,745
Total liabilities	3,591	(881)	2,710
Total equity	27,855	(6,820)	21,035

	Previously reported in CA$ December 31, 2022	Presentation currency change	Reported in US$ December 31, 2022
	$	$	$
Total assets	37,734	(9,894)	27,840
Total liabilities	5,445	(1,427)	4,018
Total equity	32,289	(8,466)	23,823

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

The change in the presentation currency resulted in the following impact on the consolidated statement of (loss) income.

	Previously reported in CA$ December 31, 2023	Presentation currency change	Reported in US$ December 31, 2023
	$	$	$
Revenues	9,633	(2,490)	7,143
Gross profit	3,956	(1,018)	2,938
Loss from operations	(6,438)	1,809	(4,629)
Net loss	(4,710)	1,225	(3,485)

	Previously reported in CA$ December 31, 2022	Presentation currency change	Reported in US$ December 31, 2022
	$	$	$
Revenues	18,840	(4,268)	14,572
Gross profit	11,018	(2,462)	8,556
Profit from operations	5,314	(994)	4,320
Net income	4,398	(950)	3,448

The change in the presentation currency resulted in the following impact on the basic and diluted earnings per share:

	Previously reported in CA$ December 31, 2023	Impact of reverse share consolidation	Presentation currency change	Reported in US$ December 31, 2023
	$	$	$	$
Loss per share – Basic	(0.06)	(2.48)	0.65	(1.89)
Loss per share – Diluted	(0.06)	(2.48)	0.65	(1.89)

	Previously reported in CA$ December 31, 2022	Impact of reverse share consolidation	Presentation currency change	Reported in US$ December 31, 2022
	$	$	$	$
Income per share – Basic	0.06	2.33	(0.52)	1.87
Income per share – Diluted	0.06	2.32	(0.52)	1.86

Schedule of depreciation methods and rates of property and equipment

Property and equipment are recorded at cost less accumulated depreciation and any accumulated impairment losses. Depreciation methods and rates are calculated as follows:

Manufacturing equipment	5 - 25 years straight-line
Office equipment	20% declining balance
Computer equipment	30% declining balance
Leasehold improvements	over the lesser of the term of the lease and the useful life of the underlying asset
Right-of-use asset – buildings	over the lesser of the term of the lease and the useful life of the underlying asset